Fair Value Measurements (Details) - Schedule of changes in the fair value of Level 3 warrant liabilities	3 Months Ended
Mar. 31, 2021 USD ($)
Schedule of changes in the fair value of Level 3 warrant liabilities [Abstract]
Fair value as of January 1, 2021	$ 5,880,000
Change in fair value	(2,560,000)
Fair value as of March 31, 2021	$ 3,320,000